UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03257

Centurion Counsel Funds, Inc.
(Registrant)

365 S. Rancho Santa Fe Road, Suite 300
San Marcos, California 92078
(Principal Executive Offices)

Bruce J. Rushall
Rushall & McGeever, APC
1903 Wright Place, Suite 250
Carlsbad, California 92008
(Agent for service)

Registrant's telephone number, including area code: 760-471-8536

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to Section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Issuer: The Titan Corporation
Ticker: TTN
CUSIP: 888266103
Meeting Date: 6/3/03
Record Date: 4/4/03

Proposals:

2 Ratification of the selection of KPMG, LLP as the
Company's Auditors for fiscal year end 2003.
Proposed by: Issuer
Vote: For

Directors voted for: No on #6



Issuer: Cotelligent Inc.
Ticker: CGZT
CUSIP: 221630106
Meeting Date: 7/10/03
Record Date: 5/30/04

Directors voted for: No on All



Issuer: Alliant Techsystems, Inc.
Ticker: ATK
CUSIP: 018804104
Meeting Date: 8/5/03
Record Date: 6/10/03

Proposals:

2 Appointment of Independent Auditors.
Proposed by: Issuer
Vote: For

3 Stockholder Proposal - Weaponization of space.
Proposed by: Issuer
Vote: Against

Directors voted for: Yes on All



Issuer: Forest Laboratories, Inc.
Ticker: FRX
CUSIP: 345838106
Meeting Date: 8/11/03
Record Date: 6/20/03

Proposals:

2 Ratification of amendment of the Company's Certificate of
Incorporation to authorize additional shares of the company's common stock
Proposed by: Issuer
Vote: For

3 Ratification of BDO Seidman, LLP as Independent Auditors
Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: Symantec Corporation
Ticker: SYMC
CUSIP: 871503108
Meeting Date: 8/21/03
Record Date: SYMC

Proposals:

2 Adoption of Symantec's amended and restated Certificate of
Incorporation
Proposed by: Issuer
Vote: For

3 Amendment of Symantec's 1996 Equity Incentive Plan to allow grants of restricted stock.
Proposed by: Issuer
Vote: For

4 Adoption of Symantec's Senior Executive Incentive Plan
Proposed by: Issuer
Vote: For

5 Ratification of the selection of KPMG, LLP as the Independent
Auditors.
Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: General Mills, Inc.
Ticker: GIS
CUSIP: 370334104
Meeting Date: 9/22/03
Record Date: 7/24/03

Proposals:

2 Approval of appointment of KPMG, LLP as Independent Auditors.
Proposed by: Issuer
Vote: For

3 Adoption of the General Mills, Inc. 2003 Stock Compensation Plan Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: Worthington Industries, Inc.
Ticker: WOR
CUSIP: 981811102
Meeting Date: 9/25/03
Record Date: 8/1/03

Proposals:

2 Approval of the proposed amendment to the Worthington
Industries, Inc. 2000 Stock Option Plan for non-employee
directors.
Proposed by: Issuer
Vote: Against

3 Approval of the Worthington Industries, Inc. 2003 Stock
Option Plan.
Proposed by: Issuer
Vote: Against

4 Reapproval of the material terms of the performance goals
under the Worthington Industries, Inc. 1997 Long Term
Incentive Plan.
Proposed by: Issuer
Vote: Against

5 Ratification of the selection of the firm KPMG LLP as
Independent Auditors of the company for the fiscal year
ending May 31, 2004.
Proposed by: Issuer
Vote: For

Directors voted for: No on All



Issuer:  Catellus Development Corporation
Ticker: CDX
CUSIP: 149111106
Meeting Date: 9/26/03
Record Date: 8/14/03

Proposals:

1 Approve and adopt the Agreement and Plan of Merger
dated July, 31 2003 among Catellus Development Corporation,
Catellus Subco, Inc. and Catellus  Operating Limited Partnership
pursuant to which the REIT conversation will be effected,
Proposed by: Issuer
Vote: For

3 Approve the amendment to the 2000 Performance Award Plan
Proposed by: Issuer
Vote: For

4 Approve and adopt the 2003 Performance Award Plan
Proposed by: Issuer
Vote: For

5 Stockholder Proposal relating to Stockholder Rights Plan
Proposed by: Issuer
Vote: Against

Directors voted for: Yes on All



Issuer: Biomet, Inc.
Ticker: BMET
CUSIP: 090613100
Meeting Date: 9/27/03
Record Date: 8/7/03

Proposals:

2 Ratification of the selection of Ernst & Young, LLP as
Independent Public Accountants for the company the fiscal
year ending May 31, 2004.
Proposed by: Issuer
Vote: For

Director voted for: Yes on All



Issuer: FedEx Corporation
Ticker: FDX
CUSIP: 31428X106
Meeting Date: 9/29/03
Record Date: 8/4/03

Proposals:

2 Approval of Incentive Stock Plan
Proposed by: Issuer
Vote: For

3 Ratification of Independent Auditors
Proposed by: Issuer
Vote: For

4 Stockholder Proposal regarding declassification of the
Board of Directors
Proposed by: Issuer
Vote: Against

Directors voted for: Yes on All



Issuer: New York Community Bancorp, Inc.
Ticker: NYB
CUSIP: 649445103
Meeting Date: 10/29/03
Record Date: 9/12/03

Proposals:

1 Approve and adopt the Agreement and Plan of Merger, dated
as of 6/27/03, by and between New York Community Bancorp, Inc., and Roslyn Bancorp, Inc., pursuant to which Roslyn will be
merged with and into New York Community.
Proposed by: Issuer
Vote: For

2 Approve an amendment to New York Community's Certificate
of Incorporation releasing the amount of common stock
authorized for issuance from 300 million to 600 million shares.
Proposed by: Issuer
Vote: For



Issuer: Sara Lee Corporation
Ticker: SLE
CUSIP: 803111103
Meeting Date: 10/30/03
Record Date: 9/2/03

Proposals:

2 Ratification of the appointment of PricewatershouseCoopers, LLP as Sara Lee's Independent accountants for fiscal year 2004.
Proposed by: Issuer
Vote: For

3 Vote on a stockholder proposal regarding charitable contributions. Proposed by: Issuer
Vote: Against

4 Vote on a stockholder proposal regarding Sara Lee's Code
of Conduct.
Proposed by: Issuer
Vote: Against

Directors voted for: Yes on All



Issuer: The Estee Lauder Companies, Inc.
Ticker: EL
CUSIP: 518439104
Meeting Date: 11/5/03
Record Date: 9/12/03

Proposals:

2 Approval of the Executive Annual Incentive Plan
Proposed by: Issuer
Vote: For

3 Ratification of appointment of KPMG, LLP as Independent
Auditors for the fiscal year 2004.
Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: Pennsylvania Real Estate Investment Trust
Ticker: PEI
CUSIP: 709102107
Meeting Date: 11/11/03
Record Date: 9/25/03

Proposals:

2 Consider and vote on approval of the Agreement and Plan
of Merger, by and among Preit, Preit Associates, LP, Crown
American Realty Trust and Crown American Properties, LP.
Proposed by: Issuer
Vote: For

3 Consider and vote on the approval of the proposed 2003
Equity Incentive Plan, as amended.
Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: BHP Billiton Limited
Ticker: BHP
CUSIP: 088606108
Meeting Date: 11/13/03
Record Date: 9/29/03

Proposals:

1 Receive the financial statements and reports of BHP Billiton
Limited.
Proposed by: Issuer
Vote: For

2 Receive the financial statements and reports of BHP Billiton
PLC.
Proposed by: Issuer
Vote: For

3 Re-elect Dr. D C Brink as a director of BHP Billiton Limited.
Proposed by: Issuer
Vote: For

5 Re-elect Mr M A Chaney as a director of BHP Billiton Limited.
Proposed by: Issuer
Vote: For

7 Re-elect Lord Renwick of Clifton as a director of BHP Billiton
Limited.
Proposed by: Issuer
Vote: For

9 Elect Mr M Salamon as a director of BHP Limited.
Proposed by: Issuer
Vote: For

11 Elect Dr J G Buchanan as a director of BHP Billiton Limited.
Proposed by: Issuer
Vote: For

13 Re-appoint the auditors of BHP Billiton PLC.
Proposed by: Issuer
Vote: For

14 Renew the Directors authority to allot shares in BHP Billiton
PLC.
Proposed by: Issuer
Vote: For

15 Renew the disapplication of pre-emption rights in BHP Billiton
PLC.
Proposed by: Issuer
Vote: For

16 Authorize BHP Billiton PLC to make market purchases of its own shares.
Proposed by: Issuer
Vote: For

17 Approve the Renumeration Report.
Proposed by: Issuer
Vote: For

18 Approve the issue of awards to Mr C W Goodyear under BHP Billiton Limited's Group Incentive scheme.
Proposed by: Issuer
Vote: For

19 Approve the issue of awards to Mr M Salamon under BHP Billiton
PLC's Group Incentive scheme.
Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: Resmed Inc.
Ticker: RMD
CUSIP: 761152107
Meeting Date: 11/13/03
Record Date: 9/15/03

Proposals:

2 Approve the 2003 Employee Stock Purchase Plan, under which an aggregate of 3,250,000 shares would be available for issuance.
Proposed by: Issuer
Vote: For

3 Approve and increase in the maximum aggregage amount of directors fees that may be paid in any fiscal year to all non-executive directors, as a group, from current payments of $50,000 to a maximum aggregate amount not to exceed $400,000 during any fiscal year.
Proposed by: Issuer
Vote: For

4 Ratify the selection of KPMG, LLP as our Independent Auditors to examine our consolidated financial statements for the fiscal year ending 6/30/04.
Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: General Growth Properties, Inc.
Ticker:GGP
CUSIP: 370021107
Meeting Date: 11/20/03
Record Date: 10/20/03

Proposals:

1 Approval of an amendment to the Certificate of Incorporation to increase the number of authorized shares of common stock, change the par value of the common stock and effectuate a three-for-one split of the common stock.
Proposed by: Issuer
Vote: For



Issuer: Alico Inc.
Ticker: ALCO
CUSIP: 016230104
Meeting Date: 12/04/03
Record Date: 10/17/03

Directors voted for: Yes on All



Issuer: Agilent Technologies, Inc.
Ticker: A
CUSIP: 00846U101
Meeting Date: 3/2/04
Record Date: 1/5/04

Proposals:

2 Ratification of the Audit and Finance Committee's appointment of PricewaterhouseCoopers LLP as Agilent's Indepedent Auditors.
Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: WM Wrigley Jr. Company
Ticker: WWY
CUSIP: 	982526105
Meeting Date: 3/9/04
Record Date: 1/15/04

Proposals:

2 Amendment to the 1997 Managment Incentive Plan.
Proposed by: Issuer
Vote: For

3 Ratification of appointment of Independent Auditors
Ernst & Young, LLP for the year ending 12/31/04.
Proposed by: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: T. Rowe Price
Ticker: TROW
CUSIP: 74144T108
Meeting Date: 4/9/04
Record Date: 2/6/04

Proposals:

2 Ratification of the appointment of KPMG LLP as the Company's
Independent Accountant for fiscal year 2004.
Proposed by: Issuer
Vote: For

3 Approval of the 2004 Stock Incentive Plan and corollary
amendment of the 2001 Stock Incentive Plan.
Proposed by: Issuer
Vote: For

4 Proxies authorized to vote upon other business that may
properly come before the meeting.
Proposed by: Issuer
Vote: Abstain



Issuer: Plum Creek Timber Company, Inc.
Ticker: PCL
CUSIP: 729251108
Meeting Date: 5/4/04
Record Date: 3/15/04

Proposals:

2 Approval of amended and restated Stock Incentive Plan.
Proposed by: Issuer
Vote: For

3 Proposal to ratify appointment of Ernst & Young as Independent Auditors. Proposed by: Issuer
Vote: For

4 Stockholder proposal regarding adoption of Ceres Principles.
Proposed by: Issuer
Vote: Against

Directors voted for: Yes on All



Issuer: SouthTrust Corporation
Ticker: SOTR
CUSIP: 844730101
Meeting Date: 4/21/04
Record Date: 2/20/04

Proposals:

2 Ratification of the appointment of KPMG LLP as the Company's
Independent Accountant for fiscal year end 2004.
Proposed By: Issuer
Vote: Against

3 Ratification of amended and restated Senior Officer Performance
Incentive Plan.
Proposed By: Issuer
Vote: For

4 Ratification of 2004 Long-Term Incentive Plan
Proposed By: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: Nacco Industries, Inc.
Ticker: NC
CUSIP: 629579103
Meeting Date: 5/12/04
Record Date: 3/15/04

Proposals:

2 Proposal to confirm the appointment of Ernst & Young
LLP as Independent Auditors.
Proposed By: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: 7-Eleven, Inc.
Ticker: SE
CUSIP: 817826209
Meeting Date: 4/21/04
Record Date: 2/27/04

Proposals:

2 Ratification of the appointment of PriceWaterhouseCoopers as
Independent Auditors of 7-Eleven, Inc.
Proposed By: Issuer
Vote: For

3 Approval of the 7-Eleven Inc. Annual Performance Incentive Plan. Proposed By: Issuer
Vote: For

4 Other business; proxies are authorized to vote on matters.
Proposed By: Issuer
Vote: Against

Directors voted for: Yes on All



Issuer: LNR Property Corporation
Ticker: LNR
CUSIP: 501940100
Meeting Date: 4/21/04
Record Date: 2/27/04

Proposals:

2 To vote on a proposal to approve the LNR Property Corporation
2003 Incentive Compensation Plan.
Proposed By: Issuer
Vote: For

3 To vote on a proposal to adopt the LNR Property Corp. 2003 non-qualified Deferred Compensation Plan.
Proposed By: Issuer
Vote: For

Directors voted for: No on All



Issuer: Colonial Properties Trust
Ticker: CLP
CUSIP: 195872106
Meeting Date: 4/21/04
Record Date: 2/17/04

Proposals:

2 To ratify the appointment of PricewaterhouseCoopers as
Independent Auditors of the company.
Proposed By: Issuer
Vote: For

3 To approve an amendment to our Declaration of Trust to
provide for the annual election of trustees.
Proposed By: Issuer
Vote: For

Directors voted for: No on All



Issuer: Weingarten Realty Investors
Ticker: WRI
CUSIP: 948741103
Meeting Date: 4/23/04
Record Date: 3/05/04

Proposals:

2 Ratification of Deloitte & Touche as Independent
Auditors of the company.
Proposed By: Issuer
Vote: For

3 Shareholder proposal entitled "Performance and Time-based
Restricted Shares".
Proposed By: Shareholder
Vote: For

Directors voted for: Withhold Melvin A. Dow, Yes to ALL others



Issuer: Pfizer Inc.
Ticker: PFE
CUSIP: 717081103
Meeting Date: 4/22/04
Record Date: 2/27/04

Proposals:

2 Proposal to approve the appointment of KPMG, LLP as
Independent Auditors.
Proposed By: Issuer
Vote: For

3 Proposal to approve the Pfizer Inc. 2004 Stock Plan.
Proposed By: Issuer
Vote: For

4 Shareholder proposal for review of effects of HIV/Aids &
other diseases on Company's Business Strategy.
Proposed By: Shareholder
Vote: Against

5 Shareholder proposal relating to political contributions.
Proposed By: Shareholder
Vote: Against

6 Shareholder proposal relating to an Annual Report on
corporate resources devoted to political entities.
Proposed By: Shareholder
Vote: Against

7 Shareholder proposal seeking to impose term limits on
directors.
Proposed By: Shareholder
Vote: Against

8 Shareholder proposal requesting a report on increasing access to Pfizer products.
Proposed By: Shareholder
Vote: Against

9 Shareholder proposal on stock options.
Proposed By: Shareholder
Vote: Against

10 Shareholder proposal on in-vitro testing.
Proposed By: Shareholder
Vote: Against

Directors voted for: Yes on All



Issuer: Synovus Financial Corp.
Ticker: SNV
CUSIP: 87161C105
Meeting Date: 4/22/04
Record Date: 2/17/04

Proposals:

2 To ratify the appointment of KPMG, LLP as Independent
Auditors of the Company.
Proposed By: Issuer
Vote: Abstain

Directors voted for: No on All



Issuer: Medco Health Solutions, Inc.
Ticker: MHS
CUSIP: 58405U102
Meeting Date: 4/22/04
Record Date: 3/01/04

Proposals:

2 To ratify the appointment of PriceWaterhouseCoopers LLC
as Independent Auditors of the company
Proposed By: Issuer
Vote: For

Directors voted for: No on All



Issuer:Lockheed Martin Corporation
Ticker: LMT
CUSIP: 539830109
Meeting Date: 4/22/04
Record Date: 3/01/04

Proposals:

2 To ratify the appointment of Independent Auditors of the company. Proposed By: Issuer
Vote: Abstain

3 Stockholder proposal by Evelyn Davis.
Proposed By: Shareholder
Vote: Against

4 Stockholder proposal by John Chevedden.
Proposed By: Shareholder
Vote: For

5 Stockholder proposal by United Association S&P 500 Index Fund.
Proposed By: Shareholder
Vote: For

6 Stockholder proposal by The Sisters of Mercy and other groups.
Proposed By: Shareholder
Vote: Against

Directors voted for: Yes on All



Issuer: Johnson & Johnson
Ticker: JNJ
CUSIP: 478160104
Meeting Date: 4/22/04
Record Date: 2/24/04

Proposals:

2 To ratify the appointment of PriceWaterhouseCoopers as Independent Auditors of the company.
Proposed By: Issuer
Vote: Abstain

3 Proposal on charitable contributions.
Proposed By: Issuer
Vote: Against

Directors voted for: Yes on All



Issuer: The Stanley Works
Ticker: SWK
CUSIP: 854616109
Meeting Date: 4/23/04
Record Date: 2/27/04

Proposals:

2 To approve Ernst & Young as Independent Auditors of the company. Proposed By: Issuer
Vote: For

3 Shareholder proposal urging BOD to require that all memebrs of the Board be elected annually.
Proposed By: Shareholder
Vote: For

Directors voted for: No on All



Issuer: Saul Centers, Inc.
Ticker: BFS
CUSIP: 804395101
Meeting Date: 4/23/04
Record Date: 2/27/04

Proposals:

2 To approve conforming the definition of "Independent" directors to recent applicable law and regulations.
Proposed By: Issuer
Vote: For

3 To approve the 2004 Stock Plan.
Proposed By: Issuer
Vote: For

4 To transact such other business as may come before the meeting or during adjournments.
Proposed By: Issuer
Vote: Against

Directors voted for: No on All



Issuer: Consolidated-Tomoka Land Co.
Ticker: CTO
CUSIP: 210226106
Meeting Date: 4/28/04
Record Date: 3/01/04

Directors voted for: Withhold on All



Issuer: Associated Banc-Corp
Ticker: ASBC
CUSIP: 045487105
Meeting Date: 4/28/04
Record Date: 2/20/04

Proposals:

2 To approve the amendment to increase the number of
authorized shares to 250,000,000.
Proposed By: Issuer
Vote: For

3 To ratify the selction of KPMG LLP as Independent Auditors.
Proposed By: Issuer
Vote: For

Directors voted for: No on All



Issuer: Anheuser-Busch Companies Inc.
Ticker: BUD
CUSIP: 035229103

Meeting Date: 4/28/04
Record Date: 3/01/04

Proposals:

2 Approval of Independent auditors
Proposed By: Issuer
Vote: For

Directors voted for: No on All



Issuer: Aflac Incorporated
Ticker: AFL
CUSIP: 001055102
Meeting Date: 5/3/04
Record Date: 2/25/04

Proposals:

2 To consider and approve the 2004 AFLAC Incorporated Long Term Incentive
Plan.
Proposed By: Issuer
Vote: For

3 Ratification of appointment og KPMG LLP as Independent Auditors. Proposed By: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: The St. Joe Company
Ticker: JOE
CUSIP: 790148100
Meeting Date: 5/18/04
Record Date: 3/31/04

Proposals:

2 Approval of amendment of articles of incorporation eliminating preemptive rights.
Proposed By: Issuer
Vote: For

3 Ratification of Independent Auditors.
Proposed By: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: Fortune Brands, Inc.
Ticker: FO
CUSIP: 349631101
Meeting Date: 4/27/04
Record Date: 2/27/04

Proposals:

2 To ratify the appointment of PriceWaterhouseCoopers LLP as
Independent Auditors for 2004.
Proposed By: Issuer
Vote: Abstain

3 Stockholdewr proposal entitled "Shareholder vote on poison pills" Proposed By: Shareholder
Vote: Against

Directors voted for: No on All



Issuer: General Electric Company
Ticker: GE
CUSIP:369604103
Meeting Date: 4/28/04
Record Date: 3/1/04

Proposals:

A  Independent Auditor.
Proposed By: Issuer
Vote: For

C Revenue measurement added to Executive Officer performance goals. Proposed By: Issuer
Vote: For

1 Cumulative voting. For
Proposed By: Issuer
Vote: For

2 Animal testing.
Proposed By: Issuer
Vote: Against

3 Nuclear Risk.
Proposed By: Issuer
Vote: Against

4 Report on PCB Cleanup Costs.
Proposed By: Issuer
Vote: Against

5 Offshore Sourcing.
Proposed By: Issuer
Vote:  Against

6 Sustainability Index.
Proposed By: Issuer
Vote: Against

7 Compensation Committee Independence.
Proposed By: Issuer
Vote: For

8 Pay Disparity.
Proposed By: Issuer
Vote:  Against

9 End stock options and bonuses.
Proposed By: Issuer
Vote: Against

10 Limit outside directorships.
Proposed By: Issuer
Vote:  For

11 Independent Board Chairman.
Proposed By: Issuer
Vote:  Against

12 Explore sale of company.
Proposed By: Issuer
Vote:  Against

13 Holding stock from stock options.
Proposed By: Issuer
Vote:  Against

14 Board Independence.
Proposed By: Issuer
Vote:  Against

15 Political contributions.
Proposed By: Issuer
Vote:  Against

Directors voted for: Yes on All



Issuer: Patina Oil & Gas Corp.
Ticker: POG
CUSIP: 703224105
Meeting Date: 5/20/04
Record Date: 4/07/04

Proposals:

2 To consider and adopt an amendment increasing the number of common shares from 100MM to 250MM.
Proposed By: Issuer
Vote:  For

3 To ratify the appointment of Deloitte & Touche as the company's financial auditors.
Proposed By: Issuer
Vote:  Abstain

4 To transact such other business as may come before the meeting or during adjournments.
Proposed By: Issuer
Vote:  Against

Directors voted for: Yes on All



Issuer: Viacom Inc.
Ticker: VIA
CUSIP: 925524100
Meeting Date: 5/20/04
Record Date: 4/07/04

Proposals:

2 To ratify the appointment of PriceWaterhouseCoopers as the company's financial auditors.
Proposed By: Issuer
Vote:  Against

3 Approval of the Viacom Inc. Long-Term Management Incentive Plan. Proposed By: Issuer
Vote: For

4 Approval of the amended and restated Viacom Inc. 2000 Stock Option Plan for outside directors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes on All



Issuer: Florida East Coast Industries, Inc.
Ticker: FLA
CUSIP: 340632108
Meeting Date: 6/03/04
Record Date: 4/16/04

Directors voted for: Yes on All



Issuer: Istar Financial Inc.
Ticker: SFI
CUSIP: 45031U101
Meeting Date: 5/25/04
Record Date: 4/01/04

Proposals:

2 Authorization of issuance of common stock equivalents to directors under a non-employee program.
Proposed By: Issuer
Vote:  For

3 Approval of extending the company High Performance Unit Program to add 2007 and 2008 HPU plan.
Proposed By: Issuer
Vote:  For

4 To ratify the appointment of PriceWaterhouseCoopers as the company's financial auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes on All



Issuer: Annaly Mortgage Management Inc.
Ticker: NLY
CUSIP: 035710409
Meeting Date: 5/27/04
Record Date: 3/22/04

Proposals:

2 To approve the Agreement and Plan of Merger dated as of December
31, 2003.
Proposed By: Issuer
Vote: Against

3 To ratify the appointment of Deloitte & Touche as the company's financial auditors.
Proposed By: Issuer
Vote: Abstain

Directors voted for: Withheld on all



Issuer: Chelsea Property Inc.
Ticker: CPG
CUSIP: 163421100

Meeting Date: 6/10/04
Record Date: 4/16/04

Proposals:

2 To amend the Articles of Incorporation to increase common stock. Proposed By: Issuer
Vote:  For

3 To amend the Articles of Incorporation to declassify board of directors. Proposed By: Issuer
Vote:  For

4 To approve the amendment of the 2000 Stock Option Plan.
Proposed By: Issuer
Vote:  For

5 To ratify the appointment of Ernst & Young LLP as the company's financial auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: No vote entered



Issuer: Kramont Realty Trust
Ticker: KRT
CUSIP: 50075Q107
Meeting Date: 6/10/04
Record Date: 3/24/04

Proposals:

2 To ratify the appointment of BDO Seidman LLP as the company's financial auditors.
Proposed By: Issuer
Vote:  For

3 To vote and represent the undersigned on any matters which may properly come before the meeting.
Proposed By: Issuer
Vote:  Against

Directors voted for: Withheld on All



Issuer: Equity Residential.
Ticker: EQR
CUSIP: 29476L107
Meeting Date: 5/28/04
Record Date: 3/29/04

Proposals:

2 Approval of amendment to the company's Declaration of Trust to remove a potential anti-takeover defense.
Proposed By: Issuer
Vote: For

3 To ratify the appointment of Ernst & Young LLP as the company's financial auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for all



Issuer: Duke Realty Corp.
Ticker: DRE
CUSIP: 2664411505
Meeting Date: 4/28/04
Record Date: 3/01/04

Proposals:

2 To ratify the appointment of KPMG LLP as the company's financial auditor. Proposed By: Issuer
Vote:   For

3 Shareholder proposal to separate the positions of board chair and CEO. Proposed By: Shareholder
Vote:  For

Directors voted for: Yes on All



Issuer: Kraft Foods Inc.
Ticker: KFT
CUSIP: 50075N104
Meeting Date: 4/27/04
Record Date: 3/03/04

Proposals:

2 To ratify the selection of Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: No vote entered



Issuer: Choice Hotels International Inc.
Ticker: CHH
CUSIP: 169905106
Meeting Date: 5/04/04
Record Date: 3/10/04

Proposals:

2 To ratify the appointment of PriceWaterhouseCoopers as the company's financial auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Withheld on all



Issuer: Vornado Realty Trust
Ticker: VNO
CUSIP: 929042109
Meeting Date: 5/27/04
Record Date: 4/16/04

Proposals:

2 To ratify the appointment of Ernst & Young LLP as the company's financial auditors.
Proposed By: Issuer
Vote:  Against

Directors voted for: Withheld for all



Issuer: Brandywine Realty Trust
Ticker: BDN
CUSIP: 105368203
Meeting Date: 5/03/04
Record Date: 3/24/04

Proposals:

2 Shareholder proposal regarding severance agreements.
Proposed By: Shareholder
Vote:  For

Directors voted for: Yes for all



Issuer: Catellus Development Corporation
Ticker: CDX
CUSIP: 149113102
Meeting Date: 5/04/04
Record Date: 3/16/04

Directors voted for: Yes for all



Issuer: General Growth Properties Inc.
Ticker: GGP
CUSIP: 370021107
Meeting Date: 5/05/04
Record Date: 3/17/04

Proposals:

2 To ratify the selection of Independent Financial Auditors.
Proposed By: Issuer
Vote:  Against

Directors voted for: Withheld for all



Issuer: Pan Pacific Retail Properties Inc.
Ticker: PNP
CUSIP: 69806L104
Meeting Date: 5/06/04
Record Date: 3/05/04

Proposals:

2 Charter amendment to declassify the board of directors.
Proposed By: Issuer
Vote:  For

3 Charter amendment to increase the ownership limit of the
company's common stock.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for all



Issuer: Tejon Ranch Co.
Ticker: TRC
CUSIP: 879080109
Meeting Date: 5/11/04
Record Date: 3/17/04

Proposals:

2 To approve the Indemnification Agreement between the company and its directors & officers.
Proposed By: Issuer
Vote:  Against

3 To approve the Tejon Ranch Co. 2004 Incentive Bonus Program.
Proposed By: Issuer
Vote:  Against

Directors voted for: Withheld for all



Issuer: The Nautilus Group
Ticker: NLS
CUSIP: 63910B102
Meeting Date: 6/07/04
Record Date: 4/8/04

Proposals:

2 Ratification of selection of Independent Auditor.
Proposed By: Issuer
Vote:  Against

Directors voted for: Yes for all



Issuer: Graftech International Ltd.
Ticker: GTI
CUSIP: 384313102
Meeting Date: 5/26/04
Record Date: 3/09/04

Proposals:

2 The stockholder proposal regarding reinstatement of retiree life & medical benefits.
Proposed By: Shareholder
Vote: Against

Directors voted for: Yes for all



Issuer: Bright Horizons Family Solutions Inc.
Ticker: BFAM
CUSIP: 109195107
Meeting Date: 5/27/04
Record Date: 4/01/04

Proposals:

2 Amendment to Bright Horizons Certificate of Incorporation.
Proposed By: Issuer
Vote:  For

Directors voted for: No for all



Issuer: Earthlink Inc.
Ticker: ELNK
CUSIP: 270321102
Meeting Date: 5/25/04
Record Date: 3/31/04

Proposals:

2 Ratification of the appointment of Ernst & Young LLP to serve as the company's Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: No for all



Issuer: Midas Inc.
Ticker: MDS
CUSIP: 595626102
Meeting Date: 5/11/04
Record Date: 3/24/04

Proposals:

2 Ratification of the appointment of KPMG LLP to serve as the company's Independent Auditors.
Proposed By: Issuer
Vote: For

Directors voted for: Withheld for all



Issuer: Bedford Property Investors
Ticker: BED
CUSIP: 076446301
Meeting Date: 5/13/04
Record Date: 3/12/04

Proposals:

02 Approval of the amendment and restatement of the 2002 Director's
Stock Plan.
Proposed By: Issuer
Vote:  For

3 Ratification of the appointment of PriceWaterhouseCoopers
to serve as Independent Auditors.
Proposed By: Issuer
Vote:  Against

Directors voted for: Yes for all



Issuer: Prologis
Ticker: PLD
CUSIP: 743410102
Meeting Date: 5/18/04
Record Date: 3/17/04

Proposals:

2 Approval of the amendment and restatement of the 2000 Share Option Plan for outside trustees.
Proposed By: Issuer
Vote:  Against

3 Approval of the appointment of Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Withheld for all



Issuer: Kimco Realty Corporation
Ticker: KIM
CUSIP: 49446R109
Meeting Date: 5/20/04
Record Date: 3/22/04

Proposals:

2 Approval of the amendment of the company's Equity Participation Plan. Proposed By: Issuer
Vote:  For

3 Consideration of shareholder approval to separate Chairman and CEO positions.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for all



Issuer: Bemis Company Inc.
Ticker: BMS
CUSIP: 081437105
Meeting Date: 5/13/04
Record Date: 3/12/04

Proposals:

2 Ratification of the appointment of PriceWaterhouseCoopers to serve as Independent Auditors.
Proposed By: Issuer
Vote:  For

3 Amendment of the company's restated Articles of Incorporation to increase # of authorized shares.
Proposed By: Issuer
Vote:  For

Directors voted for: No for all



Issuer: AMB Property Corp.
Ticker: AMB
CUSIP: 00163T109
Meeting Date: 5/20/04
Record Date: 3/05/04

Proposals:

2 Ratification of the appointment of PriceWaterhouseCoopers to serve as Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for all



Issuer: Vintage Petroleum Inc.
Ticker: VPI
CUSIP: 927460105
Meeting Date: 5/11/04
Record Date: 3/24/04

Proposals:

2 Ratification of the appointment of Ernst & Young to serve as Independent Auditors.
Proposed By: Issuer
Vote: For

Directors voted for: No for all



Issuer: ConocoPhillips
Ticker: COP
CUSIP: 20825C104
Meeting Date: 5/05/04
Record Date: 3/10/04

Proposals:

2 Ratification of the appointment of Independent Auditors.
Proposed By: Issuer
Vote:  For

3 Authorize the 2004 Omnibus Stock and Performance Incentive Plan. Proposed By: Issuer
Vote:  For

4 Officer & Director compensation.
Proposed By: Issuer
Vote:  Against

5 Common sense executive compensation.
Proposed By: Issuer
Vote:  Against

6 ANWR drilling.
Proposed By: Issuer
Vote:  Against

Directors voted for: No for all



Issuer: Pepsico Inc.
Ticker: PEP
CUSIP: 713448108
Meeting Date: 5/05/04
Record Date: 3/12/04

Proposals:

2 Approval of the appointment of Independent Auditors.
Proposed By: Issuer
Vote:  For

3 Approval of the 2004 Executive Incentive Compensation Plan.
Proposed By: Issuer
Vote:  For

4 Shareholder proposal.
Proposed By: Shareholder
Vote:  Against

5 Shareholder proposal.
Proposed By: Shareholder
Vote: Against

Directors voted for: Yes for all except F.D. Raines



Issuer: Arthur J. Gallagher & Co.
Ticker: AJG
CUSIP: 363576109
Meeting Date: 5/18/04
Record Date: 3/22/04

Proposals:

2 Ratification of the appointment of Ernst & Young to serve as
Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: No for all



Issuer: Rocky Shoes & Boots Inc.
Ticker: RCKY
CUSIP: 774830103
Meeting Date: 5/11/04
Record Date: 3/19/04

Proposals:

2 To approve and adopt the company's 2004 Stock Incentive Plan.
Proposed By: Issuer
Vote:  For

Directors voted for: No for all



Issuer: Public Storage Inc.
Ticker: PSA
CUSIP: 74460D109
Meeting Date: 5/06/04
Record Date: 3/26/04

Proposals:

2 Ratification of the appointment of Ernst & Young to serve as
Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for all except B. Wayne Hughes jr.



Issuer: General Dynamics Corporation
Ticker: GD
CUSIP: 369550108
Meeting Date: 5/05/04
Record Date: 3/12/04

Proposals:

2 Approval of the Equity Compensation Plan.
Proposed By: Issuer
Vote:  For

3 Shareholder proposal with regard to poison pills.
Proposed By: Shareholder
Vote: Against

4 Shareholder proposal with regard to foreign military sales.
Proposed By: Shareholder
Vote:  Against

Directors voted for: Yes for all



Issuer: Marsh & Mclennan Companies
Ticker: MMC
CUSIP: 571748102
Meeting Date: 5/20/04
Record Date: 3/22/04

Proposals:

2 Ratification of the appointment of Deloitte & Touche to serve as Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: No for all



Issuer: ITT Industries Inc.
Ticker: ITT
CUSIP: 450911102
Meeting Date: 5/11/04
Record Date: 3/19/04

Proposals:

2 Ratification of the appointment of Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for all



Issuer: Cel-Sci Corporation
Ticker: CVM
CUSIP: 150837409
Meeting Date: 5/06/04
Record Date: 3/29/04

Proposals:

2 To approve the adoption of the company's 2004 Incentive Stock Option Plan. Proposed By: Issuer
Vote:  For

3 To approve the adoption of the company's 2004 Non-qualified Stock Option
Plan.
Proposed By: Issuer
Vote:  For

4 To approve the adoption of the company's 2004 Stock Bonus Plan.
Proposed By: Issuer
Vote:  For

5 To approve the company's Stock Compensation Plan.
Proposed By: Issuer
Vote:  For

6 To amend the company's Articles of Incorporation to issue 200MM shares of common stock.
Proposed By: Issuer
Vote:  For

7 Ratification of the appointment of Deloitte & Touche to serve as Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for all



Issuer: Beta Oil & Gas Inc.
Ticker: HAWK
CUSIP:
Meeting Date: 5/25/04
Record Date: 4/16/04

Proposals:

1 Proposal to issue Petrohawk Energy LLC shares of common stock.
Proposed By: Issuer
Vote:  For

2 Proposal to amend Articles on Incorporation to increase authorized common stock from 50MM to 100MM.
Proposed By: Issuer
Vote:  For

3 Any proposal to postpone the special meeting of stockholders at a later date.
Proposed By: Issuer
Vote: Abstain



Issuer: Electronic Data Systems
Ticker:  EDS
CUSIP: 285661104
Meeting Date: 5/25/04
Record Date: 3/29/04

Proposals:

2 To ratify the appointment of Independent Auditors of the company. Proposed By: Isssuer
Vote: For

3 Stockholder proposal regarding classified board.
Proposed By: Shareholder
Vote: For

4 Stockholder proposal regarding Rights Plan.
Proposed By: Shareholder
Vote: For

5 Stockholder proposal regarding majority vote.
Proposed By: Issuer
Vote:  For

Directors voted for: No for All



Issuer: Aqua America Inc.
Ticker: WTR
CUSIP: 03836W103
Meeting Date: 5/20/04
Record Date: 3/29/04

Proposals:

2 Approval of an amendment to increase the number of authorized common shares.
Proposed By: Issuer
Vote: For

3 To approve the 2004 Equity Compensation Plan.
Proposed By: Issuer
Vote:  For

Directors voted for: No for All



Issuer: Advanced Neuromodulation Systems
Ticker: ANSI
CUSIP: 00757T101
Meeting Date: 5/26/04
Record Date: 4/08/04

Proposals:

2 Approval of an amendment to increase the number of authorized common shares.
Proposed By: Issuer
Vote:  For

3 To approve the 2004 Stock Incentive Plan.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for All except Hugh M. Morrison



Issuer: Constellation Energy Group
Ticker: CEG
CUSIP: 210371100
Meeting Date: 5/21/04
Record Date: 3/19/04

Proposals:

2 Ratify selection of PriceWaterhouseCoopers as Independent
Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: No for all



Issuer: HCC Insurance Holdings, Inc.
Ticker: HCC
CUSIP: 404132102
Meeting Date: 5/13/04
Record Date: 4/05/04

Proposals:

2 Approval of the adoption of the 2004 Flexible Incentive Plan.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for all



Issuer: Acambis PLC
Ticker: ACAM
CUSIP: 004286100
Meeting Date: 5/12/04
Record Date: 4/05/04

Proposals:

1 To receive the director's reports, audited financial statements etc. Proposed By: Issuer
Vote:  For

2 To approve the remuneration report of the directors.
Proposed By: Issuer
Vote:  For

3 To reappiont Michael Lytton as a director of the company.
Proposed By: Issuer
Vote:  For

4 To reappiont Ross Graham as a director of the company.
Proposed By: Issuer
Vote:  For

5 To reappiont PriceWaterhouseCoopers as company auditors.
Proposed By: Issuer
Vote:  For

6 To authorize the directors to allot relevant securities.
Proposed By: Issuer
Vote:  For

7 To authorize the company to make market purchases of ordinary shares. Proposed By: Issuer
Vote:  For

8 Subject to the passing of proposal 6, to disapply the Statutory Pre-Emption Rights.
Proposed By: Issuer
Vote: For



Issuer: The Cheesecake Factory Inc.
Ticker: CAKE
CUSIP: 163072101
Meeting Date: 5/18/04
Record Date: 3/31/04

Proposals:

2 Approval of the company's restated year 2000 Performance Stock
Incentive Plan.
Proposed By: Issuer
Vote:   For

3 Approval of the company's restated year 2001 Stock Incentive Plan. Proposed By: Issuer
Vote: For

4 Approval of an amendment of the 1997 non-employee director Stock Option
Plan.
Proposed By: Issuer
Vote:   For

Directors voted for: No for all



Issuer: Safeway Inc.
Ticker: SWY
CUSIP: 786514208
Meeting Date: 5/20/04
Record Date: 3/25/04

Proposals:

2 Appointment of Deloitte & Touche as Independent Auditors of the
company.
Proposed By: Issuer
Vote:  For

3 Approval and amendment to eliminate classification of Board of Directors. Proposed By: Issuer
Vote:  For

4 Approval of Stock Option Exchange Program for employees.
Proposed By: Issuer
Vote:  For

5 Stockholder proposal regarding independent director as chairman of the board.
Proposed By: Shareholder
Vote:  For

6 Stockholder proposal regarding cumulative voting.
Proposed By: Shareholder
Vote:  For

7 Stockholder proposal regarding report on impact of genetically engineered food.
Proposed By: Shareholder
Vote:  Against

8 Stockholder proposal regarding sustainability report.
Proposed By: Shareholder
Vote:  Against

9 Stockholder proposal regarding political contribution and participation report.
Proposed By: Shareholder
Vote:  Against

10 Stockholder proposal regarding expensing stock options.
Proposed By: Shareholder
Vote:  For

Directors voted for: Yes for All



Issuer: Omnicare Inc.
Ticker: OCR
CUSIP: 681904108
Meeting Date: 5/18/04
Record Date: 3/31/04

Proposals:

2 To approve the 2004 Stock Incentive Plan.
Proposed By: Issuer
Vote:  For

3 To ratify the selection of Independent Accountants.
Proposed By: Issuer
Vote:  Against

Directors voted for: Yes for All



Issuer: Newcastle Investment Corp.
Ticker: NCT
CUSIP: 65105M108
Meeting Date: 5/27/04
Record Date: 4/27/04

Proposals:

2 Proposal to approve the appointment of Ernst & Young as
Independent Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Withheld for All



Issuer: H.J. Heinz Company
Ticker: HNZ
CUSIP: 423074103
Meeting Date: 9/08/04
Record Date: 6/03/04

Proposals:

2 Ratification of auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for All



Issuer: Pico Holdings Inc.
Ticker: PICO
CUSIP: 693366205
Meeting Date: 7/15/04
Record Date: 5/17/04

Directors voted for: No for All



Issuer: Celgene Corporation
Ticker: CELG
CUSIP: 151020104
Meeting Date: 6/15/04
Record Date: 4/28/04

Proposals:

2 Increase the total number of shares of stock the company is authorized to issue.
Proposed By: Issuer
Vote:  For

3 Ratify the appointment of KPMG LLP as Independent
Auditors.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for All



Issuer: Qiagen N.V.
Ticker: QGENF
CUSIP: N72482107
Meeting Date: 6/16/04
Record Date: 5/10/04

Proposals:

1 Adopt the annual accounts for the year ended Dec 31, 2003.
Proposed By: Issuer
Vote:  For

2 Approval of the performance of the managing board during
fiscal year end 2003.
Proposed By: Issuer
Vote:  For

3 Approval of the performance of the supervisory board during fiscal year end 2003.
Proposed By: Issuer
Vote:  For

4 Director approval.
Proposed By: Issuer
Vote:  For

5 Director approval.
Proposed By: Issuer
Vote:  For

6 Adoption of remuneration policy for the managing board.
Proposed By: Issuer
Vote:  For

7 Adoption of remuneration policy for the supervisory board.
Proposed By: Issuer
Vote:  For

8 Reappointment of Ernst & Young as Independent Auditors.
Proposed By: Issuer
Vote:  For

9 Extension of the supervisory board until June 16, 2009.
Proposed By: Issuer
Vote: Against

10 Extension of the managing board until December 16, 2005.
Proposed By: Issuer
Vote: For

Directors voted for: Yes for all



Issuer: Cognizant Technology
Ticker: CTSH
CUSIP: 192446102
Meeting Date: 5/26/04
Record Date: 4/13/04

Proposals:

2 Increase the total number of shares of stock the company is authorized to issue.
Proposed By: Issuer
Vote:  For

3 Amendment of the 1999 Incentive Compensation Plan.
Proposed By: Issuer
Vote:  For

4 Adoption of the 2004 Employee Stock Purchase Plan.
Proposed By: Issuer
Vote:  For

5 Ratify the appointment of PriceWaterhouseCoopers as
Independent Auditor.
Proposed By: Issuer
Vote:  For

Directors voted for: No for All



Issuer: Henry Schein Inc.
Ticker: HSIC
CUSIP: 806407102
Meeting Date: 5/25/04
Record Date: 4/15/04

Proposals:

2 Amendment of the 1994 Stock Option Plan.
Proposed By: Issuer
Vote:  For

3 Amendment of the 1996 non employee director Stock Incentive Plan. Proposed By: Issuer
Vote:  For

4 Adoption of the 2004 Employee Stock Purchase Plan.
Proposed By: Issuer
Vote:  For

5 Ratify the appointment of BDO Seidman, LLP as Independent
Auditor.
Proposed By: Issuer
Vote:  For

Directors voted for: Yes for All




Issuer: Colgate-Palmolive Company
Ticker: CL
CUSIP: 194162103
Meeting Date: 5/7/04
Record Date: 3/9/04

Proposals:

2 Ratify selection of PricewaterhouseCoopers, LLP as
Independent Auditors.
Proposed By: Issuer
Vote: For

3 Reapproval of portions of the company's stockholder approved
Executive Incentive Compensation Plan.
Proposed By: Issuer
Vote: For

4 Stockholder proposal on "Golden Parachute" severance pay.
Proposed By: Stockholder
Vote: For

5 Stockholder proposal on workplace human rights.
Proposed By: Shareholder
Vote: Against

6 Stockholder proposal on independent chairman.
Proposed By: Shareholder
Vote: For

Directors voted for: Yes on All



Issuer: Centerpoint Properties Trust
Ticker: CNT
CUSIP: 151895109
Meeting Date: 5/18/04
Record Date: 3/22/04

Prposals:

B Approval of an amendment to the Declaration of Trust increasing the authorized number of shares of beneficial interest.
Proposed By: Issuer
Vote: For

Directors voted for: Yes on All



Issuer: Target Corporation
Ticker: TGT
CUSIP: 87612E106
Meeting Date: 5/19/04
Record Date: 3/22/04

Proposals:

2 Appointment of Ernst & Young, LLP as Independent Auditors.
Proposed By: Issuer
Vote: For

3 Approval of the Target Corporation Long-Term Incentive Plan.
Proposed By: Issuer
Vote: For

Directors voted for: No on All



Issuer: Trammell Crow Company
Ticker: TCC
CUSIP: 89288R106
Meetintg Date: 5/19/04
Record Date: 4/1/04

Proposals:

2 Ratify the selection of Ernst & Young, LLP as Independent
Auditors for the company for fiscal year ending December 31, 2004. Proposed By: Issuer
Vote: For

Directors voted for: Withhold All



Issuer: Rayonier, Inc.
Ticker: RYN
CUSIP: 754907103
Meeting Date: 5/20/04
Record Date: 3/22/04

Proposals:

2 Approval of an amendment to the company's Articles of Incorporation to increase the number of authorized shares.
Proposed By: Issuer
Vote: For

3 Approval of an amendment to the 2004 Incentive Stock and
Management Bonus Plan to increase the number of shares available thereunder.
Proposed By: Issuer
Vote: Against

Directors voted for: No on All



Issuer: TJX Companies, Inc.
Ticker: TJX
CUSIP: 872540109
Meeting Date: 6/1/04
Record Date: 4/12/04

Proposals:

2 Amendment to the Stock Incentive Plan.
Proposed By: Issuer
Vote: For

3 Shareholder proposal regarding ILO Standards Code of Conduct and independent monitoring.
Proposed By: Shareholder
Vote: Against

4 Shareholder proposal regarding Board Report on vendor compliance program.
Proposed By: Shareholder
Vote: Against

5 Shareholder proposal regarding declassification of election of directors.
Proposed By: Shareholder
Vote: For

Directors voted for: No on All



Issuer: Devon Energy Corporation
Ticker: DVN
CUSIP: 25179M103
Meeting Date: 6/8/04
Record Date: 4/8/04

Proposals:

2 Ratify the appointment of KPMG, LLP as the company's Independent Auditor for the year end December 31, 2004.
Proposed By: Issuer
Vote: For

3 Revise director election vote threshold.
Proposed By: Issuer
Vote: For

Directors voted for: No on All



Issuer: Petsmart Inc.
Ticker: PETM
CUSIP: 716768106
Meeting Date: 6/10/04
Record Date: 4/12/04

Proposals:

3 Ratify the appointment of Deloitte & Touche LLP as Independent
Auditor.
Proposed By: Issuer
Vote:  For

Directors voted for: No for All



Issuer: Dick's Sporting Goods Inc.
Ticker: DKS
CUSIP: 253393102
Meeting Date: 6/02/04
Record Date: 4/12/04

Proposals:

2 Amendment to the Certificate of Incorporation.
Proposed By: Issuer
Vote: For

Directors voted for: No for All



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centurion Counsel Funds, Inc.

By:  /s/ Jack K. Heilbron

	 Jack K. Heilbron, President

Date: November 8, 2004